Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 301,524		¥ 280,666
Held-to-maturity Securities
Gain (Loss) on Securities [Line Items]
Impairment loss on securities	¥ 0	¥ 0
Orient Corporation
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	49.00%
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 167,316		152,445
Equity method Investments, aggregated market values	¥ 312,520		¥ 324,239